PARTNERS' CAPITAL AND MEMBERS' EQUITY (Details) $ / shares in Units, $ in Thousands								1 Months Ended	2 Months Ended	3 Months Ended											9 Months Ended	12 Months Ended
	Jan. 20, 2015	Nov. 13, 2014 USD ($)	Aug. 04, 2014 shares	Apr. 12, 2013 $ / shares $ / unit shares	Nov. 26, 2012 USD ($) shares	Nov. 07, 2012 USD ($)	Mar. 20, 2012 USD ($)	Feb. 28, 2014 USD ($) shares	Dec. 31, 2012 USD ($)	Jun. 30, 2015 $ / shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares shares	Sep. 30, 2013 $ / shares	Jun. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Sep. 30, 2014 $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	May. 07, 2015 shares	Nov. 05, 2014 shares	Nov. 29, 2013 USD ($)	May. 15, 2013 shares	Dec. 31, 2011 $ / shares shares	Nov. 26, 2011 shares	Aug. 06, 2009 item $ / shares
Limited Partners' Capital Account [Line Items]
Public offering, amount authorized | $																										$ 675,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs | $		$ 75,000
Repurchase and retirement of Southcross Energy LLC common units | $									$ 187,764													$ 144,671
Proceeds from public offering, net of underwriters' discounts and structuring fees | $																							$ 187,764
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest											2.00%
Preferred Stock, Participation Rights											1.0											1.0
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares											$ 0.40
Business Acquisition, Percentage of Voting Interests Acquired											80.00%
Net proceeds | $											$ 0				$ 144,715
Capital contribution | $									262,826		$ 0				$ (3,115)							$ 11,316
Ownership Interest Percentage of Parent in Consolidated Subsidiaries											57.40%	100.00%	57.40%								57.40%	100.00%
Vesting period	1 year
Amount of incentive units repurchased and retired | $									25,205
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number											84,423
Series A Convertible Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Preferred Unit Conversion Common Units Collective Value as Percentage of Preferred Units that will be Convertible on Satisfaction of Specified Condition				110.00%
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares											$ 0.40
Cash purchase price (in dollars per unit) | $ / shares				$ 22.86											$ 22.86
Series A convertible preferred units issued				1,715,000
Rate per outstanding unit per quarter for preferred units to be distributed as in-kind distributions (in dollars per unit) | $ / unit				0.40
Rate per unit per quarter used for determination of cash distributions (in dollars per unit) | $ / unit				0.40
Conversion of Stock, Shares Converted											(2,015,638)		(2,015,638)
Subordinated Units [Member]
Limited Partners' Capital Account [Line Items]
Preferred Stock, Shares Outstanding											12,213,713	12,213,713				12,213,713						12,213,713
Units authorized for public offering																						0
Conversion of Stock, Shares Converted																						0
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																						0
Distribution Made to Limited Partner, Unit Distribution											0											0
Series A Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Preferred Stock, Shares Outstanding												0				1,769,915						0
Units authorized for public offering																						0
Conversion of Stock, Shares Converted																						(1,832,399)
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																						0
Distribution Made to Limited Partner, Unit Distribution																						62,484
General Partner [Member]
Limited Partners' Capital Account [Line Items]
Units authorized for public offering																						187,755
Ownership interest held by limited partners (as a percent)				2.00%				2.00%
Repurchase and retirement of Southcross Energy LLC common units | $															$ 0
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			2.00%								2.00%											2.00%
Capital contribution | $									6,713						3,115							$ 9,991
Partners' Capital Account, Units				29,925							1,044,170	1,038,852				534,638						1,038,852					5,075
Conversion of Stock, Shares Converted																						0
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																						0
Distribution Made to Limited Partner, Unit Distribution											5,318											316,459
Subordinated Limited Partners [Member]
Limited Partners' Capital Account [Line Items]
Repurchase and retirement of Southcross Energy LLC common units | $															0
Capital contribution | $									164,464						0							$ 345
Limited Partners' Capital Account, Units Authorized																									12,213,713
Subordinated Limited Partners [Member] | Subsequent Event [Member]
Limited Partners' Capital Account [Line Items]
Limited Partners' Capital Account, Units Authorized																								12,213,713
Common Units
Limited Partners' Capital Account [Line Items]
Units authorized for public offering																						9,200,000
Repurchase and retirement of Southcross Energy LLC common units | $									187,764						144,715							$ 144,671
Capital contribution | $									43,274						0							$ 809
Common units outstanding											21,684,543	21,684,543				10,390,272						21,684,543
Amount of incentive units repurchased and retired | $									25,205
Conversion of Stock, Shares Converted																						(1,762,951)
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																						331,320
Distribution Made to Limited Partner, Unit Distribution											0											0
Class B Convertible Units [Member]
Limited Partners' Capital Account [Line Items]
Preferred Stock, Shares Outstanding											15,149,636	14,889,078				0						14,889,078
Units authorized for public offering																						0
Repurchase and retirement of Southcross Energy LLC common units | $															$ 0
Capital contribution | $																						$ 171
Conversion of Stock, Shares Converted																						0
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																						0
Distribution Made to Limited Partner, Unit Distribution											260,558											256,078
Southcross Holdings Common [Member]
Limited Partners' Capital Account [Line Items]
Units authorized for public offering																						0
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			100.00%
Common units outstanding											2,116,400	2,116,400				0						2,116,400
Partners' Capital Account, Units, Acquisitions																						1,863,713
Conversion of Stock, Shares Converted																						(252,687)
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																						0
Distribution Made to Limited Partner, Unit Distribution											0											0
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Common units outstanding																									2,116,400
Common Units [Member] | Series A Convertible Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Series A convertible preferred units issued				1,715,000
Redeemable
Limited Partners' Capital Account [Line Items]
Series A convertible preferred units issued												14,889,078				1,769,915						14,889,078						1,415,729
Common units [Member]
Limited Partners' Capital Account [Line Items]
Units authorized for public offering								9,200,000
Estimated cost of public offering | $								$ 400				$ 400										$ 400
Number of units issued																													1,350,000
Net proceeds | $					$ 25,200
Units reacquired from the Predecessor					1,350,000
Class B Convertible Units [Member]
Limited Partners' Capital Account [Line Items]
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares											$ 0.3257		$ 0.3257								$ 0.44
Class B Convertible Units [Member] | Subsequent Event [Member]
Limited Partners' Capital Account [Line Items]
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares										$ 0.3257
Class B Convertible Units [Member] | Subordinated Units [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Stock, Shares Issued																						0
Class B Convertible Units [Member] | Series A Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Stock, Shares Issued																						0
Class B Convertible Units [Member] | General Partner [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Stock, Shares Issued																						0
Class B Convertible Units [Member] | Common Units
Limited Partners' Capital Account [Line Items]
Conversion of Stock, Shares Issued																						0
Class B Convertible Units [Member] | Class B Convertible Units [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Stock, Shares Issued			14,633,000								15,149,636											14,633,000
Class B Convertible Units [Member] | Southcross Holdings Common [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Stock, Shares Issued																						0
Class A
Limited Partners' Capital Account [Line Items]
Amount of incentive units repurchased and retired | $									$ 15,300
Southcross Energy Partners LLC [Member]
Limited Partners' Capital Account [Line Items]
Number of members of the Predecessor's management team that purchased units | item																														5
Amount of incentive units repurchased and retired | $							$ 15,300
Southcross Energy Partners LLC [Member] | Charlesbank
Limited Partners' Capital Account [Line Items]
Cash purchase price (in dollars per unit) | $ / shares																														$ 1.00
Southcross Energy Partners LLC [Member] | Time-vesting units
Limited Partners' Capital Account [Line Items]
Vesting period																						5 years
Southcross Energy Partners LLC [Member] | General Partner [Member]
Limited Partners' Capital Account [Line Items]
Proceeds from public offering, net of underwriters' discounts and structuring fees | $						$ 168,000
Southcross Energy Partners LLC [Member] | Class A
Limited Partners' Capital Account [Line Items]
Common units unvested																							217,483
Southcross Energy Partners LLC [Member] | Class B
Limited Partners' Capital Account [Line Items]
Cash purchase price (in dollars per unit) | $ / shares																												$ 1.00
Series A convertible preferred units issued																												57,279
Common units unvested																							34,367
Cash Distribution [Member]
Limited Partners' Capital Account [Line Items]
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares											$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.40	$ 0.4	$ 0.4	$ 0.24		$ 0.40
Cash Distribution [Member] | Maximum [Member]
Limited Partners' Capital Account [Line Items]
Distribution Made to Member or Limited Partner Distribution Period											45 days	45 years										45 days
TexStar Rich Gas System [Member]
Limited Partners' Capital Account [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Equity Equivalent Units [Member]
Limited Partners' Capital Account [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | $													$ 100									$ 100
Equity Equivalent Units [Member] | Southcross Energy LLC [Member]
Limited Partners' Capital Account [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | $																						$ 1,200